Segment information - Summary of Geographic Information on Total Revenues (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue from external customers	€ 1,030,080	€ 1,129,186	€ 954,598
Europe [Member]
Disclosure of geographical areas [line items]
Revenue from external customers	637,688	768,790	616,094
Americas [Member]
Disclosure of geographical areas [line items]
Revenue from external customers	184,552	188,663	166,720
Asia [Member]
Disclosure of geographical areas [line items]
Revenue from external customers	167,428	128,956	137,491
Oceania [Member]
Disclosure of geographical areas [line items]
Revenue from external customers	27,102	23,530	20,905
Africa [Member]
Disclosure of geographical areas [line items]
Revenue from external customers	€ 13,310	€ 19,247	€ 13,388